SCHEDULE OF REVENUES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Product Information [Line Items]
Total	$ 1,675,239	$ 2,213,787	$ 582,253
Service [Member] | Software Development Services [Member]
Product Information [Line Items]
Total	1,496,161	2,123,203	581,920
Service [Member] | Maintenance And Other Similar Services [Member]
Product Information [Line Items]
Total	$ 179,078	$ 90,584	$ 333